This amendment is to identify that an incorrect filing of form type N-CSRS was made to CIK #0001339210.

A submission was filed December 7, 2009, under Accession number
0000950123-09-068760 which erroneously included the report of the PNC Alternative Strategies TEDI Fund, LLC. (This filing should be disregarded.)

The Semi-Annual Report for the PNC Absolute Return TEDI Fund, LLC was filed correctly under form type N-CSRS earlier the same day, December 7, 2009, under Accession number 0000950123-09-068756.